RELATED PARTY BALANCE AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES

Nature of relationships with related parties

Name	Relationship
Mr. Zhao	Chairman and Executive Director of the Company
Mr. Ting Kin Cheung (“Mr. Cheung”)	Chief Executive Officer and Executive Director of the Company
Plutus Guardians Fund SPC (“Fund SPC”) and its subsidiaries	Entity of which Plutus AM holds management share
Divine Star Ventures Limited	Shareholder of the Company
Radiant Global Ventures Limited	Shareholder of the Company
Golden Harvest Trust Limited	Associate of the Company
HBV Special Opportunities Limited Partner	Shareholder of the Company
Magic Town Investments Limited	Controlled by shareholder of the Company

SCHEDULE OF RELATED PARTY TRANSACTIONS

Balances with related parties

Other than the disclosed in elsewhere of the consolidated financial statements, the balances with related parties were as follows:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000
Loans to customers, net:
Golden Harvest Trust Limited	-	4,108	528

Receivables from customers, net:
Fund SPC and its subsidiaries	343	62	8
Golden Harvest Trust Limited	-	29	4

Payables to customers:
Mr. Zhao	59	99	13
Mr. Cheung	85	524	67
Fund SPC and its subsidiaries	5,289	3,060	393
Golden Harvest Trust Limited	-	127	17
HBV Special Opportunities Limited Partner	-	1,109	142

Amounts due from related parties:
Fund SPC and its subsidiaries *	376	-	-
Divine Star Ventures Limited *	16	31	4
Radiant Global Ventures Limited *	16	28	4

Amounts due to a related party:
Magic Town Investments Limited #	-	6,000	771

SCHEDULE OF REMUNERATION TO SENIOR MANAGEMENT

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000
Securities brokerage commission:
Fund SPC and its subsidiaries	466	421	245	31
Mr. Cheung	-	89	40	5
Golden Harvest Trust Limited	-	-	165	22

Securities brokerage handling fee
Fund SPC and its subsidiaries	-	-	56	7

Asset management fee:
Fund SPC and its subsidiaries	1,003	1,350	595	76

Interest income:
Mr. Cheung	416	452	17	2
Fund SPC and its subsidiaries	-	-	5	1
Golden Harvest Trust Limited	-	-	389	51

Interest expense:
Magic Town Investments Limited	-	-	120	15

Amounts due from related parties are unsecured, non-interest bearing of which no interest income was recognized on the funds advanced, and repayable on demand. These balances are non-trade in nature.

Remuneration to directors and senior management were:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000

Salaries and other short term employee benefits	4,956	5,220	8,510	1,093
Payments to defined contribution pension schemes	71	72	72	9
Total	5,027	5,292	8,582	1,102

SCHEDULE OF REMUNERATION TO SENIOR MANAGEMENT

Remuneration to directors and senior management were:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000

Salaries and other short term employee benefits	4,956	5,220	8,510	1,093
Payments to defined contribution pension schemes	71	72	72	9
Total	5,027	5,292	8,582	1,102